Income Taxes (Details Narrative) - Armada Acquisition Corp I [Member] - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Income Tax Disclosure [Line Items]
U.S federal operating loss carryforward	$ 0	$ 0
Change in valuation allowance	$ 198,808	$ 336,741